Income Taxes - Schedule of Net Deferred Tax Asset (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loan loss reserves	$ 1,407,633	$ 1,155,045
Reserve for other real estate	932,763	726,773
Income tax loss carryover	3,894,794	2,336,259
Alternative minimum tax credit carryover	199,646	199,646
Other	11,965	10,941
Deferred tax assets, total	6,446,801	4,428,655
Depreciation	181,565	166,103
Valuation allowance	6,265,236	(4,262,552)
Net deferred tax assets	$ 0	$ 0